SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements - Restricted Cash and Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recently Adopted Accounting Pronouncements
Net cash provided by (used in) financing activities of discontinued operations		$ (331)	$ (225)
Other	$ (5)	1	(2)
Net cash provided by (used in) financing activities	(668)	(1,817)	302
Net cash provided by (used in) investing activities	(946)	(74)	(2,041)
Net cash provided by (used in) operating activities	2,124	2,786	2,145
ASU No. 2016-18 - Restricted Cash
Recently Adopted Accounting Pronouncements
Net cash provided by (used in) financing activities of discontinued operations		(10)	8
Other		0	$ (2)
Reclassified | ASU No. 2016-15 Statement of Cash Flows
Recently Adopted Accounting Pronouncements
Net cash provided by (used in) financing activities	196
Net cash provided by (used in) investing activities	15	6
Net cash provided by (used in) operating activities	(211)	(6)
Reclassified | Accreted interest reclassification | ASU No. 2016-15 Statement of Cash Flows
Recently Adopted Accounting Pronouncements
Net cash provided by (used in) financing activities	196
Net cash provided by (used in) operating activities	(196)
Reclassified | Contingent consideration reclassification | ASU No. 2016-15 Statement of Cash Flows
Recently Adopted Accounting Pronouncements
Net cash provided by (used in) investing activities	15	6
Net cash provided by (used in) operating activities	$ (15)	$ (6)